Pensions and Other Benefit Plans (Details 7) (USD $)	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Current Liabilities	$ (394,000,000)	$ (419,000,000)
Non-current liabilities	(9,082,000,000)	(8,353,000,000)
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	194,000,000	249,000,000
Current Liabilities	(65,000,000)	(59,000,000)
Non-current liabilities	(4,422,000,000)	(3,878,000,000)
Total recognized in the consolidated balance sheet - end of year	(4,293,000,000)	(3,688,000,000)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0	0
Current Liabilities	(307,000,000)	(346,000,000)
Non-current liabilities	(3,730,000,000)	(3,436,000,000)
Total recognized in the consolidated balance sheet - end of year	$ (4,037,000,000)	$ (3,782,000,000)